Financial Instruments - Summary of Carrying Amounts of Canadian Dollar Denominated Monetary Assets and Monetary Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Monetary assets
Cash and cash equivalents	$ 546,527	$ 696,089	$ 226,045
Accounts receivable	10,078	10,187
Long-term investments - common shares held	246,026	255,535	$ 59,941
Long-term investments - warrants held	652	560
Other long-term assets	26,470	19,791
Monetary liabilities
Accounts payable and accrued liabilities	13,458	12,570
Lease Liability	8,215
Pension liability	4,624	3,524
Currency risk [member]
Monetary assets
Cash and cash equivalents	1,729	311
Accounts receivable	112	739
Long-term investments - common shares held	77,770	60,443
Long-term investments - warrants held	652	560
Other long-term assets	7,898	3,308
Total Canadian dollar denominated monetary assets	88,161	65,361
Monetary liabilities
Accounts payable and accrued liabilities	9,080	8,180
Performance share units	17,303	16,971
Lease Liability	5,892	1,315
Pension liability	4,624	3,524
Total Canadian dollar denominated monetary liabilities	$ 36,899	$ 29,990